Subsequent Events (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Incentive	Dec. 31, 2026 USD ($)	Feb. 28, 2022 USD ($)	Jan. 28, 2022 USD ($)	Dec. 31, 2020 USD ($)
Manscaped Holdings, LLC [Member]
Subsequent Events (Details) [Line Items]
Drew an additional	$ 15,000,000				$ 7,000,000
Contractual commitments					$ 700,000
Contingent payments	$ 2,000,000
Number of incentive unit (in Incentive) | Incentive	324,000
Manscaped Holdings, LLC [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Agreement term	3 months
Manscaped Holdings, LLC [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Agreement term	4 years
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Working capital loan				$ 200,000
Subsequent Event [Member] | Manscaped Holdings, LLC [Member]
Subsequent Events (Details) [Line Items]
Drew an additional			$ 10,000,000
Forecast [Member] | Manscaped Holdings, LLC [Member]
Subsequent Events (Details) [Line Items]
Contractual commitments		$ 4,500,000